UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:GENERAL AMERICAN INVESTORS COMPANY, INC.
Address: 100 PARK AVE 35TH FLOOR
         NEW YORK, NY 10017

13F File Number: 28-461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name: Eugene S. Stark
Title: Vice-President, Administration
Phone: 212-916-8447
Signature, Place, and Date of Signing:

  Eugene S. Stark   New York, NY   October 20, 2011


Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

        Form 13F File Number                Name


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  57

Form 13F Information Table Value Total:  $876075827



List of Other Included Managers:

No.   13F File Number    Name

                                                   VALUE    SHARES/ SH/ PUT/ INVSTMT        -----VOTING AUTHORITY-----
  NAME OF ISSUER             TITLE OF CLASS CUSIP  x$1000   PRN AMT PRN CALL DSCRETN MNGRS    SOLE      SHARED   NONE
----------------             -------------- -----  ------   ------------------------ -------- ------    ------   -----
Apple Inc.                       COMMON           037833100    22879    60000 SH       SOLE         60000     0        0
ABB Ltd. ADR                     COMMON           000375204    20496  1200000 SH       SOLE       1200000     0        0
Arch Capital Group Ltd.          COMMON           G0450A105    28591   875000 SH       SOLE        875000     0        0
Adams Express Company            COMMON           006212104     1227   133254 SH       SOLE        133254     0        0
Amgen Inc.                       COMMON           031162100     2198    40000 SH       SOLE         40000     0        0
Alpha Natural Resources, Inc.    COMMON           02076X102     8274   467700 SH       SOLE        467700     0        0
Aon Corporation                  COMMON           037389103    13874   330492 SH       SOLE        330492     0        0
Apache Corporation               COMMON           037411105    23789   296478 SH       SOLE        296478     0        0
ASML Holding N.V.                COMMON           N07059186    19861   575000 SH       SOLE        575000     0        0
American Express Company         COMMON           025816109    14144   315000 SH       SOLE        315000     0        0
Berkshire Hathaway Inc. Class A  COMMON           084670108    11748      110 SH       SOLE           110     0        0
Celgene Corporation              COMMON           151020104    10525   170000 SH       SOLE        170000     0        0
Central Securities Corporation   COMMON           155123102      723    36686 SH       SOLE         36686     0        0
Canadian Natural Resources       COMMON           136385101     8781   300000 SH       SOLE        300000     0        0
Costco Wholesale Corporation     COMMON           22160K105    32400   394500 SH       SOLE        394500     0        0
Cisco Systems, Inc.              COMMON           17275R102    14880   960000 SH       SOLE        960000     0        0
Cytokinetics, Incorporated       COMMON           23282W100      620   529900 SH       SOLE        529900     0        0
Dell Inc.                        COMMON           24702R101    14352  1015000 SH       SOLE       1015000     0        0
Diageo plc ADR                   COMMON           25243Q205    26576   350000 SH       SOLE        350000     0        0
Devon Energy Corporation         COMMON           25179M103     7211   130062 SH       SOLE        130062     0        0
Epoch Holding Corporation        COMMON           29428R103    22617  1666667 SH       SOLE       1666667     0        0
Ford Motor Company               COMMON           345370860    12223  1264063 SH       SOLE       1264063     0        0
Freeport-McMoRan                 COMMON           35671D857     6090   200000 SH       SOLE        200000     0        0
Gilead Sciences, Inc.            COMMON           375558103    21903   564500 SH       SOLE        564500     0        0
Halliburton Company              COMMON           406216101    22890   750000 SH       SOLE        750000     0        0
International Game Technology    COMMON           459902102    10898   750000 SH       SOLE        750000     0        0
JPMorgan Chase & Co.             COMMON           46625H100    15662   520000 SH       SOLE        520000     0        0
JPMorgan Chase & Co.             COMMON           46634E114     2095   225000 SH       SOLE        225000     0        0
Kohl's Corporation               COMMON           500255104     2455    50000 SH       SOLE         50000     0        0
MetLife, Inc.                    COMMON           59156R108     9103   325000 SH       SOLE        325000     0        0
MSCI Inc. Class A                COMMON           55354G100     7734   255000 SH       SOLE        255000     0        0
Microsoft Corporation            COMMON           594918104    19165   770000 SH       SOLE        770000     0        0
M&T Bank Corporation             COMMON           55261F104     7689   110000 SH       SOLE        110000     0        0
The Manitowoc Company, Inc.      COMMON           563571108     6039   900000 SH       SOLE        900000     0        0
Nelnet, Inc.                     COMMON           64031N108    12113   645000 SH       SOLE        645000     0        0
Nucor Corporation                COMMON           670346105     4746   150000 SH       SOLE        150000     0        0
Poniard Pharmaceuticals, Inc.    COMMON           732449301       24   195344 SH       SOLE        195344     0        0
PepsiCo, Inc.                    COMMON           713448108    20118   325000 SH       SOLE        325000     0        0
Pfizer Inc.                      COMMON           717081103    13363   755808 SH       SOLE        755808     0        0
PartnerRe Ltd.                   COMMON           G6852T105    14374   275000 SH       SOLE        275000     0        0
Platinum Underwriters            COMMON           G7127P100    12300   400000 SH       SOLE        400000     0        0
QUALCOMM Incorporated            COMMON           747525103    34041   700000 SH       SOLE        700000     0        0
Everest Re Group, Ltd.           COMMON           G3223R108    19448   245000 SH       SOLE        245000     0        0
Republic Services, Inc.          COMMON           760759100    26856   957100 SH       SOLE        957100     0        0
Royce Value Trust, Inc.          COMMON           780910105     1680   151605 SH       SOLE        151605     0        0
Teradata Corporation             COMMON           88076W103    19271   360000 SH       SOLE        360000     0        0
Target Corporation               COMMON           87612E106    22558   460000 SH       SOLE        460000     0        0
The TJX Companies, Inc.          COMMON           872540109    83893  1512400 SH       SOLE       1512400     0        0
The Travelers Companies, Inc.    COMMON           89417E109     8771   180000 SH       SOLE        180000     0        0
Towers Watson & Co. Class A      COMMON           891894107    12315   206000 SH       SOLE        206000     0        0
United Technologies Corporation  COMMON           913017109    22867   325000 SH       SOLE        325000     0        0
Visteon Corporation              COMMON           92839U206    11856   275713 SH       SOLE        275713     0        0
Vodafone Group Plc ADR           COMMON           92857W209     9702   378100 SH       SOLE        378100     0        0
Weatherford International Ltd.   COMMON           G95089101    25031  2050000 SH       SOLE       2050000     0        0
Waste Management, Inc.           COMMON           94106L109    20513   630000 SH       SOLE        630000     0        0
Wal-Mart Stores, Inc.            COMMON           931142103    17283   333000 SH       SOLE        333000     0        0
Xerox Corporation                COMMON           984121103    13243  1900000 SH       SOLE       1900000     0        0